Transamerica BlackRock iShares Tactical - Conservative VP Investment Strategy - Transamerica BlackRock iShares Tactical - Conservative VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate. In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies: •Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges: •Equity: 25% to 45% •Fixed income (including money market instruments and cash): 55% to 75% •The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond. •Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 35% of its net assets in equities and approximately 65% of its net assets in fixed income. In the short term, actual asset allocations may vary. •The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities. •The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs. Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.